COMPREHENSIVE LOSS (Schedule of Total Comprehensive Income (Loss)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
COMPREHENSIVE LOSS
Net loss	$ (30,264)		$ (22,730)		$ (35,579)
Other comprehensive loss
Unrealized gain from available-for-sale investments	673
Net change in cumulative translation adjustment	(2,781)		(13,759)		(3,272)
Comprehensive loss	(32,372)		(36,489)		(38,851)
Comprehensive loss attributable to non-controlling interests		[1]	9	[1]	1,194	[1]
Comprehensive loss attributable to UTStarcom Holding Corp.	$ (32,372)		$ (36,480)		$ (37,657)

[1]	Comprehensive loss attributable to non-controlling interests consisted solely of net loss.